Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
Note 17 – Subsequent events

On January 9, 2024 and March 6, 2024, Tungray Singapore, the Company’s wholly-owned subsidiary, acquired 20% and 13% of the equity interests, respectively, in Xi’an Tongri Intelligent Industrial Technology Co., Ltd. (“Xi’an Tongri”), a wholly foreign owned enterprise established under the laws of the PRC on June 25, 2023, from Weilai (Singapore) Pte. Ltd. (“Weilai”), an entity owned by the wife of Wanjun Yao, the Company’s Chairman and Chief Executive Officer. While the consideration for the 33% of the equity interests in Xi'an Tongri was $nil according to the transfer agreement between Tungray Singapore and Weilai, Tungray Singapore agreed to pay Xi’an Tongri a capital contribution of $3.3 million, which is 33% of the total registered capital of Xi’an Tongri. As of the date of the issuance of the consolidated financial statements
, Tungray Singapore has made $2.1 million capital contribution payment to Xi’an Tongri, accounting for 97.7% of the total paid-in capital of
Xi’an Tongri
and the Company effectively controls Xi’an Tongri and includes Xi’an Tongri in the consolidation scope. As of the date of the issuance of the consolidated financial statements, Xi’an Tongri made $2.1 million prepayments for acquisition of land use right in Xi’an for future development and has not started substantive business operations.

On April 18, 2024, the Company completed its initial public offering of
1,250,000
Class A Ordinary Shares (the “IPO”). The Class A Ordinary Shares were sold at an offering price of $
4.00
per share, generating gross proceeds of approximately $
5.0
million, before deducting underwriting discounts and other related expenses payable by the Company. The registration statement relating to the IPO also included
62,500
Class A Ordinary Shares issuable upon the exercise of warrants issued to the lead underwriter in the IPO. The warrants have an exercise price of $
4.8
and may be exercised on a cashless basis.
The warrants will be exercisable upon the closing of the IPO for nominal consideration and have a five-year term starting from the date of the commencement of sales of the offering.
The Class A Ordinary Shares began trading on the Nasdaq Capital Market on April
18
, 2024 under the ticker symbol “TRSG”. As of the date of this Annual Report, the Company has a total of
11,690,000
Class A Ordinary Shares and 4,560,000 Class B Ordinary Shares issued and outstanding.